Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies

19. Commitments and contingencies

Operating lease commitments

	As at December 31,
in USD ‘000	2018	2017
Within 1 year	705	535
Later than 1 year and no later than 5 years	2,369	2,145
Later than 5 years	—	144
Total	3,074	2,824

Operating lease commitments relate to the Group’s lease for its headquarters in Geneva, Switzerland and its subsidiary’s lease in Boston, Massachusetts, USA.

Contingencies

As a result of the licenses granted to the Group, the following contingencies are to be noted:

Kissei license

Under the terms of the license and supply agreement, the Group would be obligated to make milestone payments upon the achievement of specified regulatory milestones with respect to linzagolix. The total of all potential undiscounted future payments that the Group could be required to make under this arrangement ranges between USD 0 and USD 188 million, of which USD 5 million have already been paid.

Pursuant to the Kissei license and supply agreement, the Group has agreed to exclusively purchase the active pharmaceutical ingredient for linzagolix from Kissei. During the development stage, the Group is obligated to pay Kissei a specified supply price. Following the first commercial sale of licensed product, the Group is obligated to pay Kissei a royalty payment in the low twenty percent range as a percentage of net sales, which includes payment for Kissei’s supply of the active pharmaceutical ingredient until the latest of the date that the valid claim of a patent for the product has expired, the expiration of our regulatory exclusivity period or 15 years from the first commercial sale of such product on a country-by-country and product-by-product basis.

Merck Serono licenses

Under the terms of the two license agreements with Merck Serono for nolasiban and OBE022, the Group would be obligated to pay Merck Serono a high-single digit and a mid-single digit royalty, respectively, of net sales generated by the Group, its affiliates or sub-licensees of any product containing the in-licensed compounds.